N-2 - $ / shares		3 Months Ended								12 Months Ended
		Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022
Cover [Abstract]
Entity Central Index Key										0001326003
Amendment Flag										false
Document Type										PRE 14A
Entity Registrant Name										BLACKROCK CAPITAL INVESTMENT CORPORATION
General Description of Registrant [Abstract]
Share Price [Table Text Block]

The following table lists the high and low closing sales price as quoted on NASDAQ under the symbol “BKCC” for the Company’s common stock and the closing sales price as a percentage of NAV for the years ended December 31, 2022 and 2021 and for the current fiscal year to date ending December 31, 2023.

				Stock Price		Premium/(Discount) of	Premium/(Discount) of
	NAV(1)			High(2)	Low(2)	High Sales Price to NAV(3)	Low Sales Price to NAV(3)
Year Ending December 31, 2021
First Quarter		$4.35		$3.68	$2.65	(15)%	(39)%
Second Quarter		$4.68		$4.43	$3.48	(5)%	(26)%
Third Quarter		$4.74		$4.24	$3.81	(11)%	(20)%
Fourth Quarter		$4.73		$4.35	$3.80	(8)%	(20)%
Year Ending December 31, 2022
First Quarter		$4.70		$4.25	$4.00	(10)%	(15)%
Second Quarter		$4.57		$4.34	$3.46	(5)%	(24)%
Third Quarter		$4.56		$4.02	$3.38	(12)%	(26)%
Fourth Quarter		$4.39		$3.90	$3.42	(11)%	(22)%
Year Ending December 31, 2023
First Quarter (through March , 2023)	$		*	$ [ ]	$ [ ]	*%	*%
(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.
(2)
The High/Low Stock Price is calculated as of the closing price on a given day in the applicable quarter.
(3)
Calculated as of the respective High/Low Stock Price divided by NAV and subtracting 1.

* Net asset value has not yet been calculated for this period.

Lowest Price or Bid	[1]	$ 3.42	$ 3.38	$ 3.46	$ 4.00	$ 3.80	$ 3.81	$ 3.48	$ 2.65
Highest Price or Bid	[1]	$ 3.90	$ 4.02	$ 4.34	$ 4.25	$ 4.35	$ 4.24	$ 4.43	$ 3.68
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[2]	(11.00%)	(12.00%)	(5.00%)	(10.00%)	(8.00%)	(11.00%)	(5.00%)	(15.00%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[2]	(22.00%)	(26.00%)	(24.00%)	(15.00%)	(20.00%)	(20.00%)	(26.00%)	(39.00%)
Latest NAV	[3]	$ 4.39	$ 4.56	$ 4.57	$ 4.70	$ 4.73	$ 4.74	$ 4.68	$ 4.35

[1]	The High/Low Stock Price is calculated as of the closing price on a given day in the applicable quarter.
[2]	Calculated as of the respective High/Low Stock Price divided by NAV and subtracting 1.
[3]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low sales prices. The NAVs shown are based on outstanding shares at the end of each period.